Related parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022
IfrsStatementLineItems [Line Items]
Related parties assets		$ 2	$ 2
Trade payables		15,337	4,811
Trade accounts receivable		801	1,016
Related parties' liabilities		1,033	393
Dividends payable		7,922	11,441
Trade accounts receivable, current		801	1,016
Trade payables, current		15,337	4,811
Dividends payable, current		7,922	11,441		$ 8,745
Related parties' liabilities		2	2
Purchases		79,145	71,235	$ 47,279
Sales		10,452	15,094	17,579
Short-term benefits		7,371	6,602
Other long-term benefits		158	664
Total key management compensation		7,529	7,266
Parent [member]
IfrsStatementLineItems [Line Items]
Related parties assets		2	2
Trade payables		765	1,102
Purchases		4,704	3,735	4,378
Andrade gutierrez engenharia s.a. [member]
IfrsStatementLineItems [Line Items]
Trade payables		3,353	1,890
Purchases	[1]	38,907	41,498	26,280
Auren Comercializadora De Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Trade payables		976	945
Trade accounts receivable		1	302
Purchases		4,974	16,207	7,721
Sales		744	5,993	9,740
Campos Novos Energia S.a [Member]
IfrsStatementLineItems [Line Items]
Trade payables		9,652
Purchases		4,954
Companhia brasileira de aluminio [member
IfrsStatementLineItems [Line Items]
Trade payables		263	264
Trade accounts receivable		187	158
Purchases		8,891	3,736	1,156
Sales		9,708	8,988	7,828
Votorantim cimentos s.a. [member]
IfrsStatementLineItems [Line Items]
Trade payables		163	64
Trade accounts receivable		607	551
Purchases		3,078	661	524
Votorantim international csc s.a.c [member]
IfrsStatementLineItems [Line Items]
Trade payables		1	306
Related parties' liabilities		487	152
Purchases		12,480	4,278	6,638
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables		164	240
Trade accounts receivable		6	5
Related parties' liabilities		546	241
Dividends payable		7,922	11,441
Purchases		$ 1,157	1,120	582
Other [member]
IfrsStatementLineItems [Line Items]
Sales			$ 113	$ 11

[1]	Additions include capitalized borrowing costs on Assets and projects under construction in the amount of USD 15,946 for the year ended on December 31, 2022 (December 31, 2021: USD 19,614).